Compensation of Corporate Officers (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Compensation Of Corporate Officers [Abstract]
Summary of Compensation Paid to Officers

Compensation paid to the Chief Executive Officer

(in € thousands)	2021/06/30	2022/06/30
Short-term employee benefits (gross + employer's social contributions, paid)	265	480
Post-employment pension & medical benefits	—	—
Share-based payment transactions	—	—
TOTAL	265	480

Schedule of Director's Fees and Other Compensation Due and Paid to Non Executive Directors
The directors' fees and other compensation due and paid to the non executive directors are as follows:

Attendance fees and other forms of remuneration payable to each of the non executive officer	Amounts due*	Amounts paid*	Amounts due*	Amounts paid*

(in euros)	2021/06/30		2022/06/30
Jean-François MOUNEY (2)
Attendance fees	21,393	32,079	31,157	42,244
Other remuneration	143,196	143,196	155,435	155,435
TOTAL	164,589	175,276	186,592	197,679
Xavier GUILLE DES BUTTES (1)
Attendance fees	46,870	49,050	44,690	50,037
Other remuneration	—	—	—	—
TOTAL	46,870	49,050	44,690	50,037
Frédéric DESDOUITS (1)
Attendance fees	22,890	29,430	13,110	20,710
Other remuneration	—	—	—	—
TOTAL	22,890	29,430	13,110	20,710
BIOTECH AVENIR (1)
Représenté par Florence Séjourné
Attendance fees	—	—	—	—
Other remuneration	—	—	—	—
TOTAL	—	—	—	—
Philippe MOONS (1)
Attendance fees	11,536	18,621	7,630	6,540
Other remuneration	—	—	—	—
TOTAL	11,536	18,621	7,630	6,540
Anne-Hélène MONSELLATO (1)
Attendance fees	29,430	27,250	25,070	20,710
Other remuneration	—	—	—	—
TOTAL	29,430	27,250	25,070	20,710
Catherine LARUE (1)
Attendance fees	25,070	27,250	26,705	29,121
Other remuneration	—	—	—	—
TOTAL	25,070	27,250	26,705	29,121
Katherine KALIN (1)
Attendance fees	22,890	25,070	19,620	22,890
Other remuneration	—	—	—	—
TOTAL	22,890	25,070	19,620	22,890
Eric BACLET (1)
Attendance fees	36,721	33,996	28,340	26,160
Other remuneration	—	—	—	—
TOTAL	36,721	33,996	28,340	26,160
Jean-François TINE (1)
Attendance fees	16,834	5,389	17,440	20,710
Other remuneration	—	—	—	—
TOTAL	16,834	5,389	17,440	20,710
TOTAL	376,830	391,332	369,197	394,557
(1) : Net of the mandatory fixed-rate withholding of 12.8%
(2) : Gross compensation + employer contributions